Fee and Commission Expense	12 Months Ended
Dec. 31, 2019
Fee and commission expense [abstract]
Fee and Commission Expense
30.	Fee and commission expense

	2019	2018	2017
For credit and debit cards	6,072,334	5,282,111	4,273,979
For promotions	1,927,178	2,001,304	1,500,992
Other commission expenses	1,073,701	935,567	1,513,332
For foreign trade transactions	356,640	241,249	219,696
Linked to transactions with securities	2,937	2,866	2,674

TOTAL	9,432,790	8,463,097	7,510,673